Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	1,455,900	39,920,778
Media 3.5%
Comcast Corp., Class A	1,245,900	75,601,212
DISH Network Corp., Class A(a)	474,345	20,676,699
Total		96,277,911
Wireless Telecommunication Services 1.5%
T-Mobile USA, Inc.(a)	313,800	42,996,876
Total Communication Services		179,195,565
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	267,300	40,268,745
Las Vegas Sands Corp.(a)	542,400	24,196,464
Total		64,465,209
Household Durables 1.3%
Toll Brothers, Inc.	567,100	36,328,426
Specialty Retail 1.1%
Home Depot, Inc. (The)	89,300	29,127,874
Textiles, Apparel & Luxury Goods 1.1%
Levi Strauss & Co., Class A	1,148,300	30,096,943
Total Consumer Discretionary		160,018,452
Consumer Staples 7.1%
Beverages 1.4%
Coca-Cola Co. (The)	680,500	38,318,955
Food & Staples Retailing 1.9%
Walmart, Inc.	363,113	53,777,035
Household Products 2.0%
Procter & Gamble Co. (The)	387,400	55,161,886
Tobacco 1.8%
Philip Morris International, Inc.	497,500	51,242,500
Total Consumer Staples		198,500,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
Chevron Corp.	284,600	27,540,742
ConocoPhillips Co.	754,400	41,891,832
EOG Resources, Inc.	509,000	34,367,680
Valero Energy Corp.	542,800	35,993,068
Total		139,793,322
Total Energy		139,793,322
Financials 22.1%
Banks 9.8%
Bank of America Corp.	1,989,443	83,059,245
JPMorgan Chase & Co.	625,600	100,064,720
PNC Financial Services Group, Inc. (The)	250,301	47,832,521
Truist Financial Corp.	746,500	42,595,290
Total		273,551,776
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	764,600	42,221,212
Intercontinental Exchange, Inc.	289,500	34,603,935
Morgan Stanley	585,700	61,164,651
Total		137,989,798
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(a)	254,838	72,825,055
Insurance 4.7%
Allstate Corp. (The)	295,124	39,924,375
Chubb Ltd.	224,800	41,345,216
Lincoln National Corp.	387,200	26,581,280
Marsh & McLennan Companies, Inc.	149,300	23,469,960
Total		131,320,831
Total Financials		615,687,460
Health Care 15.5%
Biotechnology 1.4%
BioMarin Pharmaceutical, Inc.(a)	123,500	10,399,935
Vertex Pharmaceuticals, Inc.(a)	149,300	29,903,297
Total		40,303,232
Columbia Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co.	137,300	34,558,410
Medtronic PLC	444,900	59,385,252
Total		93,943,662
Health Care Providers & Services 4.0%
Anthem, Inc.	71,800	26,934,334
Cigna Corp.	233,100	49,335,615
Humana, Inc.	85,500	34,663,410
Total		110,933,359
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	735,800	49,195,588
Johnson & Johnson	511,900	88,625,247
Merck & Co., Inc.	658,000	50,198,820
Total		188,019,655
Total Health Care		433,199,908
Industrials 12.0%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	82,000	30,151,400
Air Freight & Logistics 1.4%
FedEx Corp.	145,100	38,551,619
Airlines 1.1%
Alaska Air Group, Inc.(a)	523,900	30,040,426
Building Products 1.2%
Trane Technologies PLC	172,000	34,142,000
Electrical Equipment 1.3%
Eaton Corp. PLC	217,452	36,610,219
Industrial Conglomerates 1.2%
3M Co.	163,500	31,839,990
Machinery 3.5%
AGCO Corp.	237,100	32,629,702
Ingersoll Rand, Inc.(a)	616,400	32,681,528
Stanley Black & Decker, Inc.	167,300	32,334,071
Total		97,645,301
Road & Rail 1.2%
Norfolk Southern Corp.	134,500	34,101,130
Total Industrials		333,082,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.0%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,065,600	62,891,712
IT Services 2.2%
Fiserv, Inc.(a)	318,388	37,502,923
MasterCard, Inc., Class A	70,800	24,513,084
Total		62,016,007
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc.	62,700	31,175,067
Lam Research Corp.	60,700	36,712,574
ON Semiconductor Corp.(a)	654,200	29,020,312
Total		96,907,953
Software 1.0%
Microsoft Corp.	92,100	27,803,148
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	169,100	25,674,453
Western Digital Corp.(a)	503,000	31,789,600
Total		57,464,053
Total Information Technology		307,082,873
Materials 4.1%
Chemicals 3.1%
Albemarle Corp.	138,458	32,778,547
Eastman Chemical Co.	326,400	36,935,424
Linde PLC	48,300	15,194,697
Total		84,908,668
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	762,762	27,756,909
Total Materials		112,665,577
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.8%
Alexandria Real Estate Equities, Inc.	143,000	29,510,910
American Tower Corp.	126,500	36,959,505
Duke Realty Corp.	733,291	38,505,110
Welltower, Inc.	339,500	29,716,435
Total		134,691,960
Total Real Estate		134,691,960

2	Columbia Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 1.2%
Xcel Energy, Inc.	480,508	33,034,925
Multi-Utilities 2.4%
Ameren Corp.	376,081	32,989,825
DTE Energy Co.	283,600	34,128,424
Total		67,118,249
Total Utilities		100,153,174
Total Common Stocks (Cost $1,682,985,961)		2,714,070,752

Convertible Bonds 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	11,987,000	12,503,686
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.9%
Lyft, Inc.
05/15/2025	1.500%	16,996,000	24,159,156
Total Convertible Bonds (Cost $28,954,674)			36,662,842

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	36,225,164	36,221,542
Total Money Market Funds (Cost $36,221,542)		36,221,542
Total Investments in Securities (Cost: $1,748,162,177)		2,786,955,136
Other Assets & Liabilities, Net		771,160
Net Assets		2,787,726,296

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	31,165,992	66,604,804	(61,549,254)	—	36,221,542	—	4,439	36,225,164
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT138_05_L01_(10/21)